REVOLVING LOAN AND PROMISSORY NOTE - RELATED PARTY (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Summary of Revolving Loan and Promissory Note Outstanding
Revolving loan and promissory note with a related party consisted of the following at March 31, 2024 and December 31, 2023, in thousands:

	March 31, 2024	December 31, 2023
Dennis Liotta, March 2023 – 10% interest – promissory note due March 2024	$1,000	$1,000
Total notes from related party - current	$1,000	$1,000

Revolving loan and promissory note with a related party consisted of the following at December 31, 2023 and December 31, 2022, in thousand:

	December 31, 2023	December 31, 2022
Dennis Liotta, December 2021 – 4% interest – secured revolving loan, due January 2023	$—	$5,150
Dennis Liotta, March 2023 – 10% interest – promissory note due March 2024	1,000	—
Total notes from related party - current	$1,000	$5,150